Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

WESTERN ASSET CORPORATE BOND FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS	Class P
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1,2]	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	1.00	1.00	None	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS	Class P
Management fees	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45
Distribution and/or service (12b-1) fees	0.25	1.00	0.70	0.25	0.50	None	None	0.50
Other expenses	0.26	0.21	0.28	0.28[6]	0.28[6]	0.16	0.08[6]	0.18
Total annual fund operating expenses[7]	0.96	1.66	1.43	0.98	1.23	0.61	0.53	1.13
Fees waived and/or expenses reimbursed[8]	(0.01)	—	(0.03)	(0.03)	—	—	—	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.95	1.66	1.40	0.95	1.23	0.61	0.53	1.13

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class FI, Class R and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	Total annual fund operating expenses have been restated to reflect current management fees.

[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.95%, 1.70%, 1.40%, 0.95%, 1.25%, 0.65%, 0.55% and 1.20% for Class A, C, C1, FI, R, I, IS and P shares, respectively, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’s total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’s total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	518	717	933	1,553
Class C (with redemption at end of period)	269	523	901	1,965
Class C (without redemption at end of period)	169	523	901	1,965
Class C1 (with redemption at end of period)	243	447	777	1,710
Class C1 (without redemption at end of period)	143	447	777	1,710
Class FI (with or without redemption at end of period)	97	306	536	1,197
Class R (with or without redemption at end of period)	125	390	675	1,487
Class I (with or without redemption at end of period)	62	195	340	762
Class IS (with or without redemption at end of period)	54	170	297	665
Class P (with or without redemption at end of period)	115	359	622	1,374

WESTERN ASSET EMERGING MARKETS DEBT FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1,2]	4.25	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	1.00	1.00	None	None	None	None
Small account fee[5]	$15	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class C1	Class FI	Class R	Class I	Class IS
Management fees	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.70	0.25	0.50	None	None
Other expenses	0.35	0.39	0.37	0.45	0.32	0.47[6]	0.37	0.29
Total annual fund operating expenses[7]	1.20	1.24	1.97	1.75	1.17	1.57	0.97	0.89
Fees waived and/or expenses reimbursed[8]	(0.10)	—	(0.12)	(0.20)	(0.07)	(0.17)	(0.17)	(0.19)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.10	1.24	1.85	1.55	1.10	1.40	0.80	0.70

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	Total annual fund operating expenses have been restated to reflect current management fees.

[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.85% for Class C shares, 1.55% for Class C1 shares, 1.10% for Class FI shares, 1.40% for Class R shares, 0.80% for Class I shares and 0.70% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	532	770	1,037	1,799
Class A2 (with or without redemption at end of period)	546	802	1,077	1,862
Class C (with redemption at end of period)	288	595	1,040	2,277
Class C (without redemption at end of period)	188	595	1,040	2,277
Class C1 (with redemption at end of period)	258	511	911	2,028
Class C1 (without redemption at end of period)	158	511	911	2,028
Class FI (with or without redemption at end of period)	112	358	631	1,408
Class R (with or without redemption at end of period)	143	462	822	1,838
Class I (with or without redemption at end of period)	82	274	502	1,158
Class IS (with or without redemption at end of period)	72	246	456	1,061

WESTERN ASSET SHORT-TERM BOND FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.25[1,2]	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	1.00	None	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Management fees	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Distribution and/or service (12b-1) fees	0.25	1.00	0.50	0.25	0.50	None	None
Other expenses	0.13	0.16	0.17	0.26[6]	0.37	0.17	0.06
Total annual fund operating expenses[7]	0.73	1.51	1.02	0.86	1.22	0.52	0.41
Fees waived and/or expenses reimbursed[8]	—	—	—	(0.06)	(0.12)	(0.02)	(0.01)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.73	1.51	1.02	0.80	1.10	0.50	0.40

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares in amounts of $500,000 or more at net asset value without an initial sales charge, but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	Total annual fund operating expenses have been restated to reflect current management fees.

[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.05% for Class C1 shares, 0.80% for Class FI shares, 1.10% for Class R shares, 0.50% for Class I shares and 0.40% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	298	453	622	1,112
Class C (with redemption at end of period)	254	478	824	1,801
Class C (without redemption at end of period)	154	478	824	1,801
Class C1 (with or without redemption at end of period)	104	324	563	1,247
Class FI (with or without redemption at end of period)	82	262	464	1,050
Class R (with or without redemption at end of period)	112	363	647	1,457
Class I (with or without redemption at end of period)	51	162	286	648
Class IS (with or without redemption at end of period)	41	130	228	516

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1,2]	4.25	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	1.00	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees	0.60	0.60	0.60	0.60	0.60	0.60	0.60
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	None	None
Other expenses	0.30	0.44	0.13	0.16	0.12	0.16	0.05
Total annual fund operating expenses[6]	1.15	1.29	1.73	1.01	1.22	0.76	0.65
Fees waived and/or expenses reimbursed[7]	(0.05)	—	—	—	—	(0.01)	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.10	1.29	1.73	1.01	1.22	0.75	0.65

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	Total annual fund operating expenses have been restated to reflect current management fees.

[7]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses), so that the ratio of total annual fund operating expenses will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board’s consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class' total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	532	765	1,022	1,755
Class A2 (with or without redemption at end of period)	551	816	1,102	1,915
Class C (with redemption at end of period)	276	546	940	2,042
Class C (without redemption at end of period)	176	546	940	2,042
Class FI (with or without redemption at end of period)	103	321	557	1,234
Class R (with or without redemption at end of period)	124	387	670	1,477
Class I (with or without redemption at end of period)	77	241	421	942
Class IS (with or without redemption at end of period)	66	207	361	808

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Corporate Bond Fund	May 1, 2017
Western Asset Emerging Markets Debt Fund	June 30, 2017
Western Asset Short-Term Bond Fund	May 1, 2017

WESTERN ASSET FUNDS, INC.
Western Asset Total Return Unconstrained Fund	September 30, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

WESTERN ASSET CORPORATE BOND FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS	Class P
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1,2]	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	1.00	1.00	None	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS	Class P
Management fees	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45
Distribution and/or service (12b-1) fees	0.25	1.00	0.70	0.25	0.50	None	None	0.50
Other expenses	0.26	0.21	0.28	0.28[6]	0.28[6]	0.16	0.08[6]	0.18
Total annual fund operating expenses[7]	0.96	1.66	1.43	0.98	1.23	0.61	0.53	1.13
Fees waived and/or expenses reimbursed[8]	(0.01)	—	(0.03)	(0.03)	—	—	—	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.95	1.66	1.40	0.95	1.23	0.61	0.53	1.13

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class FI, Class R and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	Total annual fund operating expenses have been restated to reflect current management fees.

[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.95%, 1.70%, 1.40%, 0.95%, 1.25%, 0.65%, 0.55% and 1.20% for Class A, C, C1, FI, R, I, IS and P shares, respectively, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’s total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’s total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	518	717	933	1,553
Class C (with redemption at end of period)	269	523	901	1,965
Class C (without redemption at end of period)	169	523	901	1,965
Class C1 (with redemption at end of period)	243	447	777	1,710
Class C1 (without redemption at end of period)	143	447	777	1,710
Class FI (with or without redemption at end of period)	97	306	536	1,197
Class R (with or without redemption at end of period)	125	390	675	1,487
Class I (with or without redemption at end of period)	62	195	340	762
Class IS (with or without redemption at end of period)	54	170	297	665
Class P (with or without redemption at end of period)	115	359	622	1,374

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Corporate Bond Fund	May 1, 2017

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class FI, Class R and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses have been restated to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 518
3 years	rr_ExpenseExampleYear03	717
5 years	rr_ExpenseExampleYear05	933
10 years	rr_ExpenseExampleYear10	1,553
1 year	rr_ExpenseExampleNoRedemptionYear01	518
3 years	rr_ExpenseExampleNoRedemptionYear03	717
5 years	rr_ExpenseExampleNoRedemptionYear05	933
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,553
LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.66%
1 year	rr_ExpenseExampleYear01	$ 269
3 years	rr_ExpenseExampleYear03	523
5 years	rr_ExpenseExampleYear05	901
10 years	rr_ExpenseExampleYear10	1,965
1 year	rr_ExpenseExampleNoRedemptionYear01	169
3 years	rr_ExpenseExampleNoRedemptionYear03	523
5 years	rr_ExpenseExampleNoRedemptionYear05	901
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,965
LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	$ 243
3 years	rr_ExpenseExampleYear03	447
5 years	rr_ExpenseExampleYear05	777
10 years	rr_ExpenseExampleYear10	1,710
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	447
5 years	rr_ExpenseExampleNoRedemptionYear05	777
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,710
LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,197
1 year	rr_ExpenseExampleNoRedemptionYear01	97
3 years	rr_ExpenseExampleNoRedemptionYear03	306
5 years	rr_ExpenseExampleNoRedemptionYear05	536
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,197
LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.23%
1 year	rr_ExpenseExampleYear01	$ 125
3 years	rr_ExpenseExampleYear03	390
5 years	rr_ExpenseExampleYear05	675
10 years	rr_ExpenseExampleYear10	1,487
1 year	rr_ExpenseExampleNoRedemptionYear01	125
3 years	rr_ExpenseExampleNoRedemptionYear03	390
5 years	rr_ExpenseExampleNoRedemptionYear05	675
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,487
LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	762
1 year	rr_ExpenseExampleNoRedemptionYear01	62
3 years	rr_ExpenseExampleNoRedemptionYear03	195
5 years	rr_ExpenseExampleNoRedemptionYear05	340
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 762
LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	$ 54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	297
10 years	rr_ExpenseExampleYear10	665
1 year	rr_ExpenseExampleNoRedemptionYear01	54
3 years	rr_ExpenseExampleNoRedemptionYear03	170
5 years	rr_ExpenseExampleNoRedemptionYear05	297
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 665
LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.13%
1 year	rr_ExpenseExampleYear01	$ 115
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	622
10 years	rr_ExpenseExampleYear10	1,374
1 year	rr_ExpenseExampleNoRedemptionYear01	115
3 years	rr_ExpenseExampleNoRedemptionYear03	359
5 years	rr_ExpenseExampleNoRedemptionYear05	622
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,374
LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

WESTERN ASSET EMERGING MARKETS DEBT FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1,2]	4.25	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	1.00	1.00	None	None	None	None
Small account fee[5]	$15	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class C1	Class FI	Class R	Class I	Class IS
Management fees	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.70	0.25	0.50	None	None
Other expenses	0.35	0.39	0.37	0.45	0.32	0.47[6]	0.37	0.29
Total annual fund operating expenses[7]	1.20	1.24	1.97	1.75	1.17	1.57	0.97	0.89
Fees waived and/or expenses reimbursed[8]	(0.10)	—	(0.12)	(0.20)	(0.07)	(0.17)	(0.17)	(0.19)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.10	1.24	1.85	1.55	1.10	1.40	0.80	0.70

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	Total annual fund operating expenses have been restated to reflect current management fees.

[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.85% for Class C shares, 1.55% for Class C1 shares, 1.10% for Class FI shares, 1.40% for Class R shares, 0.80% for Class I shares and 0.70% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	532	770	1,037	1,799
Class A2 (with or without redemption at end of period)	546	802	1,077	1,862
Class C (with redemption at end of period)	288	595	1,040	2,277
Class C (without redemption at end of period)	188	595	1,040	2,277
Class C1 (with redemption at end of period)	258	511	911	2,028
Class C1 (without redemption at end of period)	158	511	911	2,028
Class FI (with or without redemption at end of period)	112	358	631	1,408
Class R (with or without redemption at end of period)	143	462	822	1,838
Class I (with or without redemption at end of period)	82	274	502	1,158
Class IS (with or without redemption at end of period)	72	246	456	1,061

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Emerging Markets Debt Fund	June 30, 2017

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses have been restated to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[9]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	$ 532
3 years	rr_ExpenseExampleYear03	770
5 years	rr_ExpenseExampleYear05	1,037
10 years	rr_ExpenseExampleYear10	1,799
1 year	rr_ExpenseExampleNoRedemptionYear01	532
3 years	rr_ExpenseExampleNoRedemptionYear03	770
5 years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,799
LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[9]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	$ 546
3 years	rr_ExpenseExampleYear03	802
5 years	rr_ExpenseExampleYear05	1,077
10 years	rr_ExpenseExampleYear10	1,862
1 year	rr_ExpenseExampleNoRedemptionYear01	546
3 years	rr_ExpenseExampleNoRedemptionYear03	802
5 years	rr_ExpenseExampleNoRedemptionYear05	1,077
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,862
LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.85%
1 year	rr_ExpenseExampleYear01	$ 288
3 years	rr_ExpenseExampleYear03	595
5 years	rr_ExpenseExampleYear05	1,040
10 years	rr_ExpenseExampleYear10	2,277
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	595
5 years	rr_ExpenseExampleNoRedemptionYear05	1,040
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,277
LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.55%
1 year	rr_ExpenseExampleYear01	$ 258
3 years	rr_ExpenseExampleYear03	511
5 years	rr_ExpenseExampleYear05	911
10 years	rr_ExpenseExampleYear10	2,028
1 year	rr_ExpenseExampleNoRedemptionYear01	158
3 years	rr_ExpenseExampleNoRedemptionYear03	511
5 years	rr_ExpenseExampleNoRedemptionYear05	911
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,028
LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	$ 112
3 years	rr_ExpenseExampleYear03	358
5 years	rr_ExpenseExampleYear05	631
10 years	rr_ExpenseExampleYear10	1,408
1 year	rr_ExpenseExampleNoRedemptionYear01	112
3 years	rr_ExpenseExampleNoRedemptionYear03	358
5 years	rr_ExpenseExampleNoRedemptionYear05	631
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,408
LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.47%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	$ 143
3 years	rr_ExpenseExampleYear03	462
5 years	rr_ExpenseExampleYear05	822
10 years	rr_ExpenseExampleYear10	1,838
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	462
5 years	rr_ExpenseExampleNoRedemptionYear05	822
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,838
LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	502
10 years	rr_ExpenseExampleYear10	1,158
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	274
5 years	rr_ExpenseExampleNoRedemptionYear05	502
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,158
LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[10]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	456
10 years	rr_ExpenseExampleYear10	1,061
1 year	rr_ExpenseExampleNoRedemptionYear01	72
3 years	rr_ExpenseExampleNoRedemptionYear03	246
5 years	rr_ExpenseExampleNoRedemptionYear05	456
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
LEGG MASON PARTNERS INCOME TRUST | Western Asset Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

WESTERN ASSET SHORT-TERM BOND FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.25[1,2]	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	1.00	None	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Management fees	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Distribution and/or service (12b-1) fees	0.25	1.00	0.50	0.25	0.50	None	None
Other expenses	0.13	0.16	0.17	0.26[6]	0.37	0.17	0.06
Total annual fund operating expenses[7]	0.73	1.51	1.02	0.86	1.22	0.52	0.41
Fees waived and/or expenses reimbursed[8]	—	—	—	(0.06)	(0.12)	(0.02)	(0.01)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.73	1.51	1.02	0.80	1.10	0.50	0.40

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares in amounts of $500,000 or more at net asset value without an initial sales charge, but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	Total annual fund operating expenses have been restated to reflect current management fees.

[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.05% for Class C1 shares, 0.80% for Class FI shares, 1.10% for Class R shares, 0.50% for Class I shares and 0.40% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	298	453	622	1,112
Class C (with redemption at end of period)	254	478	824	1,801
Class C (without redemption at end of period)	154	478	824	1,801
Class C1 (with or without redemption at end of period)	104	324	563	1,247
Class FI (with or without redemption at end of period)	82	262	464	1,050
Class R (with or without redemption at end of period)	112	363	647	1,457
Class I (with or without redemption at end of period)	51	162	286	648
Class IS (with or without redemption at end of period)	41	130	228	516

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short-Term Bond Fund	May 1, 2017

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $500,000 or more at net asset value without an initial sales charge, but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses have been restated to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
LEGG MASON PARTNERS INCOME TRUST | Western Asset Short-Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[12]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[13]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	$ 298
3 years	rr_ExpenseExampleYear03	453
5 years	rr_ExpenseExampleYear05	622
10 years	rr_ExpenseExampleYear10	1,112
1 year	rr_ExpenseExampleNoRedemptionYear01	298
3 years	rr_ExpenseExampleNoRedemptionYear03	453
5 years	rr_ExpenseExampleNoRedemptionYear05	622
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,112
LEGG MASON PARTNERS INCOME TRUST | Western Asset Short-Term Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[13]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.51%
1 year	rr_ExpenseExampleYear01	$ 254
3 years	rr_ExpenseExampleYear03	478
5 years	rr_ExpenseExampleYear05	824
10 years	rr_ExpenseExampleYear10	1,801
1 year	rr_ExpenseExampleNoRedemptionYear01	154
3 years	rr_ExpenseExampleNoRedemptionYear03	478
5 years	rr_ExpenseExampleNoRedemptionYear05	824
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,801
LEGG MASON PARTNERS INCOME TRUST | Western Asset Short-Term Bond Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[13]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.02%
1 year	rr_ExpenseExampleYear01	$ 104
3 years	rr_ExpenseExampleYear03	324
5 years	rr_ExpenseExampleYear05	563
10 years	rr_ExpenseExampleYear10	1,247
1 year	rr_ExpenseExampleNoRedemptionYear01	104
3 years	rr_ExpenseExampleNoRedemptionYear03	324
5 years	rr_ExpenseExampleNoRedemptionYear05	563
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,247
LEGG MASON PARTNERS INCOME TRUST | Western Asset Short-Term Bond Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[13]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	464
10 years	rr_ExpenseExampleYear10	1,050
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	262
5 years	rr_ExpenseExampleNoRedemptionYear05	464
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,050
LEGG MASON PARTNERS INCOME TRUST | Western Asset Short-Term Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[13]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	$ 112
3 years	rr_ExpenseExampleYear03	363
5 years	rr_ExpenseExampleYear05	647
10 years	rr_ExpenseExampleYear10	1,457
1 year	rr_ExpenseExampleNoRedemptionYear01	112
3 years	rr_ExpenseExampleNoRedemptionYear03	363
5 years	rr_ExpenseExampleNoRedemptionYear05	647
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,457
LEGG MASON PARTNERS INCOME TRUST | Western Asset Short-Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[13]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	162
5 years	rr_ExpenseExampleYear05	286
10 years	rr_ExpenseExampleYear10	648
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	162
5 years	rr_ExpenseExampleNoRedemptionYear05	286
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 648
LEGG MASON PARTNERS INCOME TRUST | Western Asset Short-Term Bond Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.41%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[13]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	$ 41
3 years	rr_ExpenseExampleYear03	130
5 years	rr_ExpenseExampleYear05	228
10 years	rr_ExpenseExampleYear10	516
1 year	rr_ExpenseExampleNoRedemptionYear01	41
3 years	rr_ExpenseExampleNoRedemptionYear03	130
5 years	rr_ExpenseExampleNoRedemptionYear05	228
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 516
WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1,2]	4.25	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	1.00	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees	0.60	0.60	0.60	0.60	0.60	0.60	0.60
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	None	None
Other expenses	0.30	0.44	0.13	0.16	0.12	0.16	0.05
Total annual fund operating expenses[6]	1.15	1.29	1.73	1.01	1.22	0.76	0.65
Fees waived and/or expenses reimbursed[7]	(0.05)	—	—	—	—	(0.01)	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.10	1.29	1.73	1.01	1.22	0.75	0.65

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	Total annual fund operating expenses have been restated to reflect current management fees.

[7]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses), so that the ratio of total annual fund operating expenses will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board’s consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class' total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	532	765	1,022	1,755
Class A2 (with or without redemption at end of period)	551	816	1,102	1,915
Class C (with redemption at end of period)	276	546	940	2,042
Class C (without redemption at end of period)	176	546	940	2,042
Class FI (with or without redemption at end of period)	103	321	557	1,234
Class R (with or without redemption at end of period)	124	387	670	1,477
Class I (with or without redemption at end of period)	77	241	421	942
Class IS (with or without redemption at end of period)	66	207	361	808

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Total Return Unconstrained Fund	September 30, 2017

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses have been restated to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[15]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[16]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	$ 532
3 years	rr_ExpenseExampleYear03	765
5 years	rr_ExpenseExampleYear05	1,022
10 years	rr_ExpenseExampleYear10	1,755
1 year	rr_ExpenseExampleNoRedemptionYear01	532
3 years	rr_ExpenseExampleNoRedemptionYear03	765
5 years	rr_ExpenseExampleNoRedemptionYear05	1,022
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,755
WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[15]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[16]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	$ 551
3 years	rr_ExpenseExampleYear03	816
5 years	rr_ExpenseExampleYear05	1,102
10 years	rr_ExpenseExampleYear10	1,915
1 year	rr_ExpenseExampleNoRedemptionYear01	551
3 years	rr_ExpenseExampleNoRedemptionYear03	816
5 years	rr_ExpenseExampleNoRedemptionYear05	1,102
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,915
WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[16]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.73%
1 year	rr_ExpenseExampleYear01	$ 276
3 years	rr_ExpenseExampleYear03	546
5 years	rr_ExpenseExampleYear05	940
10 years	rr_ExpenseExampleYear10	2,042
1 year	rr_ExpenseExampleNoRedemptionYear01	176
3 years	rr_ExpenseExampleNoRedemptionYear03	546
5 years	rr_ExpenseExampleNoRedemptionYear05	940
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,042
WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[16]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	$ 103
3 years	rr_ExpenseExampleYear03	321
5 years	rr_ExpenseExampleYear05	557
10 years	rr_ExpenseExampleYear10	1,234
1 year	rr_ExpenseExampleNoRedemptionYear01	103
3 years	rr_ExpenseExampleNoRedemptionYear03	321
5 years	rr_ExpenseExampleNoRedemptionYear05	557
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,234
WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[16]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	$ 124
3 years	rr_ExpenseExampleYear03	387
5 years	rr_ExpenseExampleYear05	670
10 years	rr_ExpenseExampleYear10	1,477
1 year	rr_ExpenseExampleNoRedemptionYear01	124
3 years	rr_ExpenseExampleNoRedemptionYear03	387
5 years	rr_ExpenseExampleNoRedemptionYear05	670
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,477
WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[16]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	241
5 years	rr_ExpenseExampleYear05	421
10 years	rr_ExpenseExampleYear10	942
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	241
5 years	rr_ExpenseExampleNoRedemptionYear05	421
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 942
WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%	[6]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[16]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	207
5 years	rr_ExpenseExampleYear05	361
10 years	rr_ExpenseExampleYear10	808
1 year	rr_ExpenseExampleNoRedemptionYear01	66
3 years	rr_ExpenseExampleNoRedemptionYear03	207
5 years	rr_ExpenseExampleNoRedemptionYear05	361
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 808

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see "Sales charges" in the Prospectus.
[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record ("LMIS Accounts").
[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[6]	Total annual fund operating expenses have been restated to reflect current management fees.
[7]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.95%, 1.70%, 1.40%, 0.95%, 1.25%, 0.65%, 0.55% and 1.20% for Class A, C, C1, FI, R, I, IS and P shares, respectively, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class's total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class's total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[8]	"Other expenses" for Class FI, Class R and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[9]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[10]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.85% for Class C shares, 1.55% for Class C1 shares, 1.10% for Class FI shares, 1.40% for Class R shares, 0.80% for Class I shares and 0.70% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any business day of the fund, in the class' total annual fund operating expenses exceeding the applicable limits described above or any lower limit then in effect.
[11]	"Other expenses" for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[12]	You may buy Class A shares in amounts of $500,000 or more at net asset value without an initial sales charge, but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.
[13]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.05% for Class C1 shares, 0.80% for Class FI shares, 1.10% for Class R shares, 0.50% for Class I shares and 0.40% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class' total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[14]	"Other expenses" for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[15]	You may buy Class A shares or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[16]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses), so that the ratio of total annual fund operating expenses will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board's consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class' total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.